Interim Statements of Operations (USD $)	3 Months Ended		6 Months Ended		64 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011
Expenses
General and administrative	$ 28	$ 253	$ 74	$ 430	$ 1,073
Foreign exchange loss (gain)		(440)	615	(440)	3,111
Mineral property costs			29,740		99,429
Professional fees	1,482	(216)	6,327	2,581	182,038
Total expenses	1,510	(403)	36,756	2,571	285,651
Net loss and comprehensive loss	$ (1,510)	$ 403	$ (36,756)	$ (2,571)	$ (285,651)
Net loss per share Basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average number of shares outstanding - basic and diluted	32,076,500	32,076,500	32,076,500	32,076,500